Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [Line Items]
Revenues	$ 1,647	$ 1,614	$ 3,385	$ 3,288
Reportable segments adjusted EBITDA	695	618	1,395	1,292
Corporate costs	(33)	(57)	(56)	(131)
Fair value adjustments	(5)	12	(18)	5
Depreciation	(29)	(38)	(59)	(76)
Other operating gains, net	347	2	364	1
Operating profit	825	391	1,333	805
Net interest expense	(34)	(49)	(89)	(97)
Other finance (costs) income	(102)	320	(192)	414
Share of post-tax earnings (losses) in equity method investments	419	(825)	989	(27)
Tax (expense) benefit	(219)	92	(415)	(148)
Earnings (loss) from continuing operations	889	(71)	1,626	947
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	705	700	1,419	1,398
Reportable segments adjusted EBITDA	345	304	663	609
Operating segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Revenues	392	373	827	784
Reportable segments adjusted EBITDA	163	139	317	296
Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	229	217	511	470
Reportable segments adjusted EBITDA	89	81	238	203
Operating segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Revenues	194	188	369	364
Reportable segments adjusted EBITDA	45	44	74	81
Operating segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Revenues	133	142	271	284
Reportable segments adjusted EBITDA	53	50	103	103
Operating segments [member] | Eliminations [member]
Disclosure of operating segments [Line Items]
Revenues	(6)	(6)	(12)	(12)
Computer software [member]
Disclosure of operating segments [Line Items]
Amortization	(127)	(121)	(245)	(235)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization	$ (23)	$ (25)	$ (48)	$ (51)